Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Principal Related Parties

The principal related parties with which the Group had transactions during the years presented are as follows:

Name of related party	Relationship with the Group

Shanghai 51 network development Co., Ltd. (“51 Network”)	A VIE of 51.com invested by Giant Interactive

Yangxun Computer Technology (Shanghai) Co. Ltd.	A VIE of MET invested by Giant Interactive

Prexton Investment Ltd., (“Prexton Investment”)	Company with the same key senior executive of the Company

Shanghai Jiante Biotechnology Co., Ltd.(“Shanghai Jiante”)	Company controlled by Mr. Shi Yuzhu

Huayi Giant Information	Equity investee

Juxian Network	Equity investee

Juxi Network	Equity investee

Union Sky Holding Group Limited (“Union Sky”)	Company’s shareholder

Significant Related Party Transactions

Significant related party transactions were as follows:

	For the year ended December 31,
	2010	2011
	(RMB)	(RMB)	(US$)

Technical service fee paid to 51 network	(12,789)	—	—
Other revenue from 51 network	—	445,580	70,796
Rental fee to Prexton Investment	(3,592)	—	—
Rental fee to Shanghai Jiante	(3,180,000)	(12,000,000)	(1,906,608)
Advances to Huayi Giant Information	25,000,000	—	—
Royalty fee charged by Huayi Giant Information	—	(18,485,392)	(2,937,033)
Technical service fee charge by Huayi Giant Information	—	(7,500,000)	(1,191,630)
Other service fee from Huayi Giant Information	—	4,354,136	691,803
Payment of individual income tax related to the exercise of share options by Juxian Network	—	(374,213)	(59,456)
Technical service fee charge from Juxian Network	—	3,039,202	482,881
Prepayment to Shanghai Jiante (1)	—	958,800,000	152,337,978
Repayment from Union Sky (1)	—	(958,800,000)	(152,337,978)
Interest income from Union Sky (1)	—	21,471,866	3,411,536
Licensing income from Yangxun	—	1,200,000	190,661
Marketing expense charged by Yangxun	—	(1,080,200)	(171,626)

(1)	In April 2011, the Company made a prepayment to Shanghai Jiante, for a commitment to invest RMB958,800,000 (US$152,337,978) in Sunshine Insurance Group Corporation, Ltd., a privately held insurance company, which was due to investor sentiment, regulatory and other considerations, the Company subsequently unwound in August 2011 by transferring it to Union Sky for the full amount of the prepayment plus accrued interest of RMB21,471,866 (US$3,411,536), which was accrued from April through August 2011. Both these amounts were settled in cash in September, 2011.

Due from Related Parties

Due from related parties as of December 31, 2010 and 2011 are as follows:

	December 31,
	2010	2011
	(RMB)	(RMB)	(US$)
Receivable from:
-Huayi Giant Information	25,000,000	23,642	3,757
-Juxi Network	—	16,863	2,679
-Juxian Network	—	3,369,609	535,377

Total	25,000,000	3,410,114	541,813

Due to Related Party	Due to a related party as of December 31, 2010 and 2011 are as follows:

	December 31,
	2010	2011
	(RMB)	(RMB)	(US$)
Payable to:
-Juxian Network	—	540,345	85,852

Total	—	540,345	85,852